Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
5) GOODWILL AND INTANGIBLE ASSETS
Goodwill
The carrying amount of the Company’s goodwill included in its Balance Sheets is as follows:

	October 31, 2021	January 31, 2021
Gross Goodwill	$1,515.4	$1,452.7
Accumulated Impairment	—	—

Net Goodwill	$1,515.4	$1,452.7

The changes in the carrying amount of goodwill are as follows:

Nine Months Ended
October 31, 2021
Beginning Balance	$1,452.7
Goodwill acquired during the year	62.9
Goodwill adjusted during the year	(0.2)

Ending balance	$1,515.4

Adjustments to goodwill during the nine months ended October 31, 2021 were related to acquisitions completed during the nine months ended October 31, 2021 and measurement period adjustments related to the R&B Acquisition, as further described in Note 4.
Goodwill represents the excess of purchase price over the fair value of net assets acquired. The Company does not amortize goodwill, but does assess the recoverability of goodwill on an annual basis during the fourth quarter. If an event occurs or circumstances change that would “more likely than not” reduce the fair value of a reporting unit below its carrying value, an interim impairment test would be performed between annual tests.
Intangible Assets
The Company’s intangible assets included in its Balance Sheets consist of the following:

	October 31, 2021			January 31, 2021
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$1,344.1	$446.7	$897.4	$1,276.8	$358.8	$918.0
Other intangible assets	3.8	1.9	1.9	2.6	1.4	1.2

Total	$1,347.9	$448.6	$899.3	$1,279.4	$360.2	$919.2

Amortization expense related to intangible assets was as follows:

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Amortization expense	$30.6	$29.6	$88.4	$87.8
The estimated aggregate amortization expense on intangible assets owned by the Company for the remainder of fiscal 2021 and the next four full fiscal years is expected to be as follows:

Fiscal 2021	$30.9
Fiscal 2022	116.7
Fiscal 2023	107.4
Fiscal 2024	99.2
Fiscal 2025	92.9

5) GOODWILL AND INTANGIBLE ASSETS
Goodwill
The carrying amount of the Company’s goodwill included in the Balance Sheets is as follows:

	January 31, 2021	February 2, 2020
Gross Goodwill	$1,452.7	$1,362.3
Accumulated Impairment	—	—

Net Goodwill	$1,452.7	$1,362.3

The changes in the carrying amount of goodwill is as follows:

	Fiscal Year Ended
	January 31, 2021	February 2, 2020
Beginning balance	$1,362.3	$1,307.1
Goodwill acquired during the year	90.1	55.4
Goodwill adjusted during the year	0.3	(0.2)

Ending balance	$1,452.7	$1,362.3

Additions to goodwill during the years ended January 31, 2021 and February 2, 2020 related to the acquisitions during fiscal 2020 and fiscal 2019, as described in Note 4.
Goodwill represents the excess of purchase price over the fair value of net assets acquired. The Company does not amortize goodwill, but does assess the recoverability of goodwill on an annual basis during the fourth quarter. If an event occurs or circumstances change that would “more likely than not” reduce the fair value of a reporting unit below its carrying value, an interim impairment test would be performed between annual tests.
During the fiscal 2020 annual assessment, the Company tested goodwill for impairment by performing a quantitative assessment that compared the fair value of the reporting unit with its carrying value. The Company estimated the fair value of its reporting unit through a combination of an income approach based on the present value of discounted cash flows and a market approach based on the sales and EBITDA multiples from operations and purchase transactions of comparable companies. Significant assumptions used in the income approach included the discount rate and sales growth rates. Significant assumptions used in the market approach included sales and EBITDA multiples for the peer public companies. The discounted cash flows were based on the Company’s long-range forecasts and an estimated terminal value. The discount rate used in the discounted cash flows analysis was intended to reflect the risks inherent in the future cash flows of the respective reporting unit. For the market approach, the Company evaluated comparable company public trading values and recent transactions, using sales and EBITDA multiples that were used to value the reporting unit.
During the fiscal 2019 and 2018 annual assessments, we tested goodwill for impairment by performing qualitative assessments. The qualitative assessments included evaluating economic, industry, regulatory and company specific factors that could impact the reporting unit fair value. These factors included historical and projected financial metrics (including net sales, margins and operating cash flow trends), public equity market trends, changing tax law and evaluation of the markets we serve. Based on these assessments it was determined that the fair value of its reporting unit was “more likely than not” to exceed the carrying value of its reporting unit in fiscal 2019 and 2018. Therefore, no further assessment was necessary.
The Company’s analyses were based in part on the expectation of future market conditions, future net sales and operating cash flow growth and discount rates that would be used by market participants in an arms-length transaction. Should actual performance or expectations of long-term assumptions be lower than presently expected, the Company’s goodwill could be impaired.
Intangible Assets
The Company’s intangible assets included in the Balance Sheets consist of the following:

	January 31, 2021			February 2, 2020
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$1,276.8	$358.8	$918.0	$1,157.1	$242.5	$914.6
Other intangible assets	2.6	1.4	1.2	1.7	0.3	1.4

Total	$1,279.4	$360.2	$919.2	$1,158.8	$242.8	$916.0

Amortization expense related to intangible assets was as follows:

	Fiscal Years Ended
	January 31, 2021	February 2, 2020	February 3, 2019
Amortization expense	$117.5	$106.5	$95.9
The estimated prospective aggregate amortization expense on intangible assets owned by the Company as of January 31, 2021, was expected to be as follows:

Fiscal 2021	114.7
Fiscal 2022	107.1
Fiscal 2023	98.8
Fiscal 2024	91.2
Fiscal 2025	85.5